Other Gain (Loss)	12 Months Ended
Mar. 31, 2025
Other Gain (Loss) [Abstract]
Other gain (loss)	12. Other gain (loss) Other gain (loss) consisted of the following for the year ended March 31:
	2024	2025	2025
	HK$	HK$	US$
Exchange gain and loss, net	(100,288)	53,200	6,838